Accounts receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable
Note 15 – Accounts receivable
Accounts receivable are held at their nominal amount less an allowance for expected credit losses. Refer to Note 5 – “Current expected credit losses” for further information.